Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 249,310	$ 36,147	¥ 246,863
Restricted cash	0	0	160
Short-term investments	0	0	65,108
Accounts receivable, net of allowance of RMB69,417 and RMB115,380 (US$16,728) as of December 31, 2021 and 2022, respectively	20,298	2,943	56,189
Inventories	72,364	10,492	78,075
Prepayments and other current assets	45,183	6,550	29,395
Amount due from a related party	0	0	1,360
Total current assets	387,155	56,132	477,150
Non-current assets
Property and equipment, net	47,060	6,823	33,821
Right-of-use assets, net	73,482	10,654	0
Intangible assets, net	1,959	284	745
Long-term loans receivable	9,980	1,447	15,208
Long-term investments	9,839	1,427	6,143
Other non-current assets	1,392	202	2,367
Total non-current assets	143,712	20,837	58,284
Total assets	530,867	76,969	535,434
Current liabilities:
Short-term bank loans	49,794	7,219	10,000
Short-term debt	57,838	8,386
Accounts payable	35,456	5,141	45,560
Contract liabilities	19,321	2,801	14,831
Current portion of long-term bank loans	13,154	1,907	3,000
Accrued expenses and other liabilities	97,763	14,175	61,851
Current portion of lease liabilities	5,520	800
Deferred income	1,495	217	733
Deferred government subsidies	1,993	289	468
Income taxes payable	7	1	4
Total current liabilities	282,341	40,936	136,447
Non-current liabilities:
Long-term bank loans	3,846	558	17,000
Mandatorily redeemable non-controlling interests	40,000	5,799	40,000
Deferred tax liabilities	292	42	292
Unrecognized tax benefit	5,480	795	5,480
Lease liabilities	69,913	10,136
Deferred income	2,928	425	2,169
Other non-current liabilities	1,389	201
Total non-current liabilities	123,848	17,956	64,941
Total liabilities	406,189	58,892	201,388
Commitments and Contingencies
Shareholders' equity:
Additional paid-in capital	1,558,356	225,940	1,459,374
Statutory reserves	1,191	173	1,191
Accumulated deficit	(1,450,374)	(210,284)	(1,122,153)
Accumulated other comprehensive (loss) income	15,010	2,176	(5,886)
Total EHang Holdings Limited shareholders' equity	124,258	18,016	332,601
Non-controlling interests	420	61	1,445
Total shareholders' equity	124,678	18,077	334,046
Total liabilities and shareholders' equity	530,867	76,969	535,434
Class A Ordinary Shares [Member]
Shareholders' equity:
Common stock	51	8	50
Class B Ordinary Shares [Member]
Shareholders' equity:
Common stock	¥ 24	$ 3	¥ 25